Segments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segments
23. Segments
América Móvil operates in different countries. As mentioned in Note 1, the Company has operations in Mexico, Guatemala, Nicaragua, Ecuador, El Salvador, Costa Rica, Brazil, Argentina, Colombia, United States, Honduras, Chile, Peru, Paraguay, Uruguay, Dominican Republic, Puerto Rico, Panama, Austria, Croatia, Bulgaria, Belarus, Macedonian, Serbia and Slovenia. The accounting policies for the segments are the same as those described in Note 2.
The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), analyzes the financial and operating information by operating segment. All operating segments that (i) represent more than 10% of consolidated revenues, (ii) more than the absolute amount of its reported 10% of profits before income tax or (iii) more than 10% of consolidated assets, are presented separately.
The Company presents the following reportable segments for the purposes of its consolidated financial statements: Mexico (includes Telcel and Corporate operations and assets), Telmex (Mexico), Brazil, Southern Cone (includes Argentina, Chile, Paraguay and Uruguay), Central America (includes Guatemala, El Salvador, Honduras, Nicaragua, Costa Rica and Panama), U.S.A. (excludes Puerto Rico), Caribbean (includes Dominican Republic and Puerto Rico), and Europe (includes Austria, Bulgaria, Croatia, Belarus, Slovenia, Macedonia and Serbia).
The segment Southern Cone comprises mobile communication services in Argentina as well as Chile, Paraguay and Uruguay. Beginning in 2018, hyperinflation accounting in accordance with IAS 29 was initially applied to Argentina, which results in the restatement of non-monetary
assets, liabilities and all items of the statement of comprehensive income for the change in a general price index and the translation of these items applying the period-end
exchange rate.
The Company considers that the quantitative and qualitative aspects of any aggregated operating segments (that is, Central America and Caribbean reportable segments) are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) the similarity of key financial statements measures and trends, (ii) all entities provide telecommunications services, (iii) similarities of customer base and services, (iv) the methods to distribute services are the same, based on telephone plant in both cases, wireless and fixed lines, (v) similarities of governments and regulatory entities that oversee the activities and services of telecom companies, (vi) inflation trends, and (vii) currency trends.

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2017 (in Ps.):
External revenues	190,022,612	89,731,238	210,536,673	81,092,885	72,435,460	56,393,595	44,094,835	148,589,487	35,092,578	93,644,172	—	1,021,633,535
Intersegment revenues	16,748,428	8,753,525	4,785,601	1,250,983	304,555	177,856	187,086	44	122,656	—	(32,330,734)	—

Total revenues	206,771,040	98,484,763	215,322,274	82,343,868	72,740,015	56,571,451	44,281,921	148,589,531	35,215,234	93,644,172	(32,330,734)	1,021,633,535
Depreciation and amortization	17,030,251	18,902,238	51,486,652	10,639,591	12,373,790	8,328,705	9,668,439	1,594,727	5,349,757	25,222,962	(422,170)	160,174,942
Operating income (loss)	50,666,028	7,921,524	11,601,369	11,676,427	(4,704,165)	5,650,477	5,252,401	2,915,123	4,752,168	4,523,857	(111,906)	100,143,303
Interest income	30,083,437	619,748	3,792,242	2,884,613	211,521	1,793,974	1,064,992	394,196	1,111,980	307,021	(39,338,076)	2,925,648
Interest expense	32,185,868	1,028,593	23,578,083	4,637,989	1,955,688	1,573,929	485,684	—	377,727	2,035,716	(37,558,496)	30,300,781
Income tax	18,142,482	387,145	(2,991,377)	3,535,302	(1,874,594)	1,806,085	2,025,618	1,803,555	3,529,253	(1,417,358)	(4,600)	24,941,511
Equity interest in net income (loss) of associated companies	99,044	16,564	(232)	(9,801)	—	—	—	—	—	(14,190)	—	91,385
Net profit (loss) attributable to equity holders of the parent	26,321,442	184,387	(6,617,381)	4,421,938	(6,209,530)	1,595,382	3,713,301	1,793,875	1,262,073	5,656,132	(2,795,698)	29,325,921
Assets by segment	1,033,036,406	170,402,561	428,281,963	133,136,177	108,362,023	113,478,626	81,529,691	40,761,830	88,672,466	203,858,243	(915,308,134)	1,486,211,852
Plant, property and equipment, net	59,137,555	109,713,770	187,459,628	69,006,093	57,060,931	35,930,966	39,050,481	1,693,642	32,173,524	85,116,608	—	676,343,198
Goodwill	27,102,384	213,926	24,708,739	3,073,444	13,981,033	6,113,495	5,597,990	3,341,956	14,186,723	53,143,542	—	151,463,232
Trademarks, net	406,723	274,786	246,557	—	—	—	—	631,024	262,641	8,116,076	—	9,937,807
Licenses and rights, net	11,457,720	13,175	35,662,305	8,885,086	4,197,498	11,295,202	3,376,106	—	7,276,039	31,141,255	—	113,304,386
Investment in associated companies	469,662	546,872	640	63,110	451	—	16,999	—	—	806,950	1,830,488	3,735,172
Liabilities by segments	794,598,013	133,428,178	322,620,030	119,123,646	54,756,152	48,656,628	35,501,900	38,249,957	43,978,410	119,240,533	(484,575,112)	1,225,578,335
As of and for the year ended December 31, 2018 (in Ps.):
External revenues	207,610,244	86,339,289	188,712,666	89,149,978	75,460,428	55,633,192	44,883,585	153,266,315	36,435,541	100,716,443	—	1,038,207,681
Intersegment revenues	16,946,543	9,741,908	4,593,760	13,200,358	344,517	154,082	149,445	—	204,294	—	(45,334,907)	—

Total revenues	224,556,787	96,081,197	193,306,426	102,350,336	75,804,945	55,787,274	45,033,030	153,266,315	36,639,835	100,716,443	(45,334,907)	1,038,207,681
Depreciation and amortization	17,619,342	18,358,248	42,857,751	13,526,361	13,464,867	8,516,960	8,940,655	1,545,395	5,036,831	26,838,972	(992,802)	155,712,580
Operating income (loss)	57,450,599	8,085,764	23,494,903	16,975,797	14,388,552	5,003,915	4,867,763	2,665,270	5,811,846	4,731,562	(3,918,800)	139,557,171
Interest income	26,578,280	420,380	11,303,888	2,251,474	1,013,839	1,666,879	1,566,086	559,548	1,458,874	122,133	(36,295,212)	10,646,169
Interest expense	32,526,258	1,153,913	20,377,191	4,338,941	2,913,881	1,719,663	509,081	—	561,867	1,973,431	(34,302,793)	31,771,433
Income tax	28,842,505	643,377	4,026,444	1,390,039	2,251,877	2,498,666	2,533,600	810,898	2,774,204	707,093	(1,624)	46,477,079
Equity interest in net income (loss) of associated companies	(5,962)	44,965	(152)	(20,871)	—	—	—	—	—	(17,713)	—	267
Net profit (loss) attributable to equity holders of the parent	23,185,029	(2,201,572)	3,530,653	6,065,703	9,165,801	1,730,933	2,821,733	2,820,505	3,644,697	3,809,694	(2,006,979)	52,566,197
Assets by segment	970,564,314	174,461,398	390,791,480	127,946,573	111,975,598	96,347,779	81,640,157	38,814,907	102,531,547	186,135,358	(851,985,719)	1,429,223,392
Plant, property and equipment, net	56,056,634	103,737,293	173,197,708	62,988,635	51,422,548	35,800,477	37,146,601	1,356,237	38,011,242	80,421,642	(138,297)	640,000,720
Goodwill	27,104,632	215,381	21,388,124	2,796,759	12,770,380	5,242,365	5,466,871	3,328,533	14,186,723	53,066,729	—	145,566,497
Trademarks, net	227,774	243,556	124,910	—	—	—	—	507,033	249,984	3,313,948	—	4,667,205
Licenses and rights, net	10,573,147	—	25,873,910	12,555,496	3,400,235	9,651,582	3,605,416	—	10,294,336	27,344,273	—	103,298,395
Investment in associated companies	5,621,661	563,667	543	20,697	412	—	24,262	—	—	748,674	(3,847,209)	3,132,707
Liabilities by segments	748,965,728	136,993,838	298,308,084	94,550,901	56,211,438	50,064,761	28,592,953	35,552,678	58,716,154	117,214,746	(441,820,311)	1,183,350,970

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2019 (in Ps.):
External revenues	226,164,232	84,173,980	177,596,077	54,230,682	74,274,684	55,440,675	46,602,036	155,864,392	34,580,822	98,420,289	—	1,007,347,869
Intersegment revenues	11,676,015	11,863,364	4,182,248	11,041,705	361,386	92,249	132,061	—	1,136,879	—	(40,485,907)	—

Total revenues	237,840,247	96,037,344	181,778,325	65,272,387	74,636,070	55,532,924	46,734,097	155,864,392	35,717,701	98,420,289	(40,485,907)	1,007,347,869
Depreciation and amortization	24,742,622	16,346,927	39,424,474	13,847,506	13,439,489	10,256,129	11,045,817	1,396,422	6,322,648	24,975,146	(2,881,970)	158,915,210
Operating income (loss)	67,694,409	9,731,852	28,846,565	4,007,614	15,324,977	8,023,002	5,712,068	2,968,236	5,741,368	8,687,862	(1,897,418)	154,840,535
Interest income	23,713,455	1,839,973	3,155,681	896,256	1,306,571	1,283,788	532,046	324,932	1,478,560	115,359	(28,361,949)	6,284,672
Interest expense	30,972,658	1,439,785	19,021,965	3,849,318	2,952,123	2,422,887	1,406,720	385	1,435,862	2,220,168	(27,810,532)	37,911,339
Income tax	30,000,511	1,528,229	4,251,116	2,022,336	5,405,452	1,681,159	2,355,380	1,119,478	719,774	1,946,255	3,843	51,033,533
Equity interest in net income (loss) of associated companies	(3,732)	46,789	(1,538)	(23,424)	—	—	(28,795)	—	—	(6,909)	—	(17,609)
Net profit (loss) attributable to equity holders of the parent	42,598,946	(1,705,068)	5,618,095	(6,984)	9,571,046	(2,604,646)	2,335,963	2,095,807	4,312,630	5,051,145	463,957	67,730,891
Assets by segment	915,233,048	201,283,526	382,561,753	132,722,497	115,851,227	94,021,632	77,355,732	30,775,893	100,694,650	191,744,924	(710,311,225)	1,531,933,657
Plant, property and equipment, net	54,589,459	106,869,482	174,761,167	60,537,650	50,133,642	39,068,450	38,934,747	1,405,755	38,223,641	75,707,738	(888,361)	639,343,370
Goodwill	27,396,393	215,381	25,379,805	5,241,305	12,124,685	4,895,331	7,289,748	3,220,105	14,186,723	52,950,325	—	152,899,801
Trademarks, net	46,476	212,324	37,207	—	—	—	—	369,950	227,156	2,595,596	—	3,488,709
Licenses and rights, net	11,087,882	452,504	29,324,718	12,103,980	5,530,422	8,064,487	4,390,547	—	7,942,670	25,951,335	—	104,848,545
Investment in associated companies	3,562,323	610,807	111,073	(7,806)	391	—	25,603	—	—	—	(1,828,198)	2,474,193
Liabilities by segments	718,354,229	175,774,964	297,877,328	103,330,525	55,576,253	55,463,339	37,993,180	31,557,816	54,276,868	124,319,541	(349,497,251)	1,305,026,792